Income tax and tax loss carryforwards, Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 2,302,717
2011 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 66,483
Year of expiration	2021
2012 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 168,689
Year of expiration	2022
2013 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 199,466
Year of expiration	2023
2014 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 142,463
Year of expiration	2024
2015 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 69,170
Year of expiration	2025
2016 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 410,181
Year of expiration	2026
2017 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 103,125
Year of expiration	2027
2018 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 216,620
Year of expiration	2028
2019 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 491,902
Year of expiration	2029
2020 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 434,618
Year of expiration	2030